                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSRS

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: JANUARY 31, 2011

                     DATE OF REPORTING PERIOD: JULY 31, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.

                       THE ADVISORS' INNER CIRCLE FUND II

SMARTGROWTH FUNDS
SMARTGROWTH(R) LIPPER(TM) OPTIMAL CONSERVATIVE INDEX FUND
SMARTGROWTH(R) LIPPER(TM) OPTIMAL MODERATE INDEX FUND
SMARTGROWTH(R) LIPPER(TM) OPTIMAL GROWTH INDEX FUND

SEMI-ANNUAL REPORT                                                 JULY 31, 2010

                       (SMARTGROWTH(R) MUTUAL FUNDS LOGO)

                                          INVESTMENT ADVISER:

                                          HENNION & WALSH ASSET MANAGEMENT, INC.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS
                                                            JULY 31, 2010

                                TABLE OF CONTENTS

Shareholders' Letter .....................................................    1
Schedules of Investments .................................................    5
Statements of Assets and Liabilities .....................................   10
Statements of Operations .................................................   11
Statements of Changes in Net Assets ......................................   12
Financial Highlights .....................................................   15
Notes to Financial Statements ............................................   18
Disclosure of Fund Expenses ..............................................   27
Approval of Investment Advisory Agreement ................................   29

The Funds file their complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of each period. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-465-5722; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS
                                                            JULY 31, 2010

SHAREHOLDERS' LETTER

Dear Shareholders:

Thank you for your continued interest in the SmartGrowth(R) Mutual Funds. As reminder, there are three funds within the SmartGrowth(R) family of mutual funds. They are as follows:

SMARTGROWTH(R) LIPPER(TM) OPTIMAL CONSERVATIVE INDEX FUND (LPCAX)

     The Fund's investment objective is to track the performance of the Lipper(TM) Optimal Conservative Index which is a target risk benchmark consisting of a select group of ETFs, rebalanced quarterly, that is designed to maximize returns given a low degree of volatility.

SMARTGROWTH(R) LIPPER(TM) OPTIMAL MODERATE INDEX FUND (LPMAX)

     The Fund's investment objective is to track the performance of the Lipper(TM) Optimal Moderate Index which is a target risk benchmark consisting of a select group of ETFs, rebalanced quarterly, that is designed to maximize returns given a moderate degree of volatility.

SMARTGROWTH(R) LIPPER(TM) OPTIMAL GROWTH INDEX FUND (LPGAX)

     The Fund's investment objective is to track the performance of the Lipper(TM) Optimal Growth Index which is a target risk benchmark consisting of a select group of ETFs, rebalanced quarterly, that is designed to maximize returns given a high degree of volatility.

Each of the three SmartGrowth(R) Funds is currently categorized in the Lipper(TM) Multi-Cap Core Funds classification. Performance comparisons against this classification for the period January 31, 2010 through July 31, 2010 are as follows:

                              SIX MONTH TRAILING PERFORMANCE
FUND/BENCHMARK                     THROUGH JULY 31, 2010
--------------                ------------------------------
LPCAX
Without Load                              -0.51%
With Load                                 -5.28%
LIPPER MULTI-CAP CORE FUNDS                3.63%
LPMAX
Without Load                              -1.59%
With Load                                 -6.27%
LIPPER MULTI-CAP CORE FUNDS                3.63%
LPGAX
Without Load                              -4.68%
With Load                                 -9.17%
LIPPER MULTI-CAP CORE FUNDS                3.63%

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS
                                                            JULY 31, 2010

The Funds achieved this level of performance during a period of great volatility and uncertainty in the financial markets. We, at Hennion & Walsh, believe the U.S. economy will continue to struggle to build any type of sustainable recovery in the face of historically high levels of unemployment, continued fears over potential sovereign defaults and political uncertainties leading into this fall's mid-term elections. Our primary concern centers on job growth. According to the Bureau of Labor Statistics, the current U-3 unemployment rate stands at 9.5%. However, when one considers the wider encompassing U-6 unemployment rate, which counts not only people without work seeking full-time employment (i.e. the more familiar U-3 rate), but also counts marginally attached workers and those working part-time for economic reasons, of 16.5%, it begins to become very difficult to imagine a scenario where consumers will start to spend at the levels needed to build a sustainable economic recovery. Despite this, we view a double-dip recession scenario as extreme and unlikely based upon current economic data.

While providing valuable risk management during the historically difficult downturn of 2008, and early 2009, the SmartGrowth(R) Mutual Funds were not able to keep up with the rapid ascent that the equity markets experienced in 2009 after the bottom of this particular bear market was reached on March 9, 2009. However, as 2010 started, the Funds took on a noticeably more bullish stance with their lowest relative allocations to inverse (i.e. short) ETFs since the first quarter of 2009. Shifting from equity sector allocations and short equity index allocations that the Funds maintained during the 4th quarter of 2009, the SmartGrowth(R) Mutual Funds added bond-oriented ETFs and alternative ETFs focusing on areas such as Gold, Gas and the VIX Volatility Index, to continue to help achieve optimal growth while maintaining a consistent risk profile.

For the entire 1st quarter of 2010, noteworthy contributors to performance for the Funds during the quarter included SPDR S&P Retail ETF (Ticker: XRT), the iShares DJ U.S. Health Care Providers Index Fund (Ticker: IHF) and the SPDR Barclays Capital Convertible Bond ETF (Ticker: CWB). On the flip side, detractors to Fund performance during the 1st quarter included the PowerShares DB Gold Fund (Ticker: DGL), the Utilities Select Sector SPDR Fund (Ticker: XLU) and the ProShares UltraShort FTSE/Xinhua China ETF (Ticker: FXP).

During the 2nd quarter of 2010, the SmartGrowth(R) Mutual Funds, while negative overall, turned in solid relative results for the quarter. For example, the Growth fund (Ticker: LPGAX) returned -7.26%, the Moderate fund (Ticker: LPMAX) returned -4.14% and the Conservative fund (Ticker: LPCAX)

THE ADVISORS' INNER CIRCLE FUND II                         SMARTGROWTH(R) FUNDS
                                                           JULY 31, 2010

returned -1.82% for the quarter respectively versus a return of -11.43% for the S&P 500 Index. Noteworthy contributors to performance for the Funds during the quarter included iPath S&P 500 VIX Mid-Term Futures ETN (Ticker: VXZ), the ProShares UltraShort MidCap 400 ETF (Ticker: MZZ) and the iShares Barclays 20+ Year Treasury Bond ETF (Ticker: TLT). On the flip side, detractors to Fund performance during the 2nd quarter included the Consumer Discretionary Select Sector SPDR (Ticker: XLY), the iShares Dow Jones U.S. Consumer Goods ETF (Ticker: IYK) and the iShares Dow Jones U.S. Healthcare Provider ETF (Ticker:
IHF).

It should be noted that throughout the 2nd quarter of 2010, the SmartGrowth(R) Funds exhibited a relatively low correlation to the S&P 500 Index with the Growth Fund having a correlation of approximately 88% (approximately -22% since inception), the Moderate Fund having a correlation of approximately 77% (approximately -19% since inception) and the Conservative Fund having a correlation of approximately 58% (approximately -21% since inception) to the S&P 500 Index respectively.

As this semi-annual report is published, the SmartGrowth(R) Mutual Funds are maintaining a cautiously optimistic stance with respect to the next potential phase of this particular bull market that is taking place during what is shaping up to be a traditional transition year. For example, for the third quarter of 2010, the SmartGrowth(R) Mutual Funds contain only long allocations. Put differently, for the first time in recent memory, the SmartGrowth(R) Funds do not contain any allocations to short exchange-traded products this quarter.

     - In terms of equities allocations, the Growth, Moderate and Conservative Funds have essentially decreased their allocations to equities from the previous quarter rather significantly to approximately 21%, 22% and 18% respectively.

          - The majority of the equity allocations are focused on the Industrials and U.S. Media sectors.

     - In terms of fixed income allocations, the Growth, Moderate and Conservative Funds have increased their allocations rather significantly from the previous quarter to approximately 22%, 46% and 56% respectively. The bond-oriented strategies utilized this quarter to satisfy the bulk of these fixed income allocations are focused on short-intermediate term U.S. Treasury and Municipal Bond oriented strategies.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS
                                                            JULY 31, 2010

     - In terms of alternative asset allocations, the Growth, Moderate and Conservative Funds have also increased their allocations from the previous quarter to 57%, 33% and 26% respectively with current weightings aligned with the same currency ETF focused on the Chinese Yuan that was in the portfolio the previous quarter, a U.S. Real Estate oriented strategy and an ETF that tracks the S&P 500 VIX Index (i.e. stock market volatility index). The VIX tracking strategy is the single largest holding in all three of the Funds this quarter.

Following the themes underlying the SmartGrowth(R) Fund allocations for the 3rd quarter of 2010, it would seem that if the economy and market continue to struggle to find their respective legs, and an ensuing flight to quality occurs as a result of heightened volatility and increasing investor fear and pessimism, the Funds seem positioned to perform well. In my opinion, the Funds also stand to benefit from the performance of certain sectors of the U.S. economy during the third quarter such as Industrials, Media and Real Estate. Conversely, if a catalyst does emerge to provide the spark for the next leg of this bull market during the 3rd quarter, the Funds could then lag overall market performance.

I am confident that the SmartGrowth(R) Mutual Funds will continue to provide investors with attractive risk-adjusted returns going forward.

Sincerely,


/s/ Kevin D. Mahn

Kevin D. Mahn
Chief Investment Officer & Portfolio Manager

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE FUNDS AND THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

                         DEFINITION OF COMPARATIVE INDEX

The LIPPER MULTI-CAP CORE INDEX tracks funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time.

The S&P 500(R) has been widely regarded as the best single gauge of the large cap U.S. equities market since the index was first published in 1957. The index has over US$ 3.5 trillion benchmarked, with index assets comprising approximately US$ 915 billion of this total. The index includes 500 leading companies in leading industries of the U.S. economy, capturing 75% coverage of U.S. equities.

THE ADVISORS' INNER CIRCLE FUND II                     SMARTGROWTH(R)
                                                       LIPPER(TM) OPTIMAL
                                                       CONSERVATIVE
                                                       INDEX FUND
                                                       JULY 31, 2010 (UNAUDITED)

SECTOR WEIGHTINGS+:

                                  (BAR CHART)

Long Government                24.2%
Miscellaneous                  14.4%
Municipal National Short       12.8%
Communications                  8.1%
Real Estate                     6.4%
Intermediate-Term Bond          5.7%
Large Blend                     5.1%
Ultrashort Bond                 4.5%
Short Government                4.4%
Specialty Financial             4.3%
Currency                        3.6%
Industrials                     2.4%
Diversified Emerging Market     1.6%
Health                          1.1%
Mid-Cap Blend                   1.0%
Short-Term Investment           0.4%

+    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS

SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS -- 99.9%

                                                        SHARES          VALUE
                                                     ------------   ------------
COMMUNICATIONS -- 8.2%
   Powershares Dynamic Media Portfolio............          8,128   $     98,511
                                                                    ------------
CURRENCY -- 3.6%
   WisdomTree Dreyfus China Yuan Fund.............          1,749         43,637
                                                                    ------------
DIVERSIFIED EMERGING MARKETS -- 1.6%
   Market Vectors Vietnam Fund....................            753         18,893
                                                                    ------------
HEALTH -- 1.1%
   iShares Dow Jones US Health Care Providers
      Index Fund..................................            295         13,257
                                                                    ------------
INDUSTRIALS -- 2.4%
   iShares S&P Global Industrials Index Fund......            628         29,095
                                                                    ------------
INTERMEDIATE-TERM BOND -- 5.7%
   SPDR Barclays Capital Aggregate Bond Fund......          1,195         68,318
                                                                    ------------
LARGE BLEND -- 5.1%
   ProShares Ultra Industrials Fund...............          1,802         61,172
                                                                    ------------
LONG GOVERNMENT -- 24.3%
   iShares Barclays 20+ Year Treasury Bond Fund...          1,662        166,998
   iShares Barclays 7-10 Year Treasury Bond Fund..          1,308        125,973
                                                                    ------------
                                                                         292,971
                                                                    ------------
MID-CAP BLEND -- 1.0%
   iShares Dow Jones US Home Construction Index
      Fund........................................          1,060         12,370
                                                                    ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                     SMARTGROWTH(R)
                                                       LIPPER(TM) OPTIMAL
                                                       CONSERVATIVE
                                                       INDEX FUND
                                                       JULY 31, 2010 (UNAUDITED)

EXCHANGE TRADED FUNDS -- (CONTINUED)

                                                        SHARES          VALUE
                                                     ------------   ------------
MISCELLANEOUS -- 14.5%
   iPath S&P 500 VIX Mid-Term Futures Note .......          2,044   $    174,578
                                                                    ------------
MUNICIPAL NATIONAL SHORT -- 12.8%
   iShares S&P Short-Term National Municipal Bond
      Fund .......................................            520         55,110
   Powershares VRDO Tax Free Weekly Portfolio ....          2,141         53,504
   SPDR Nuveen Barclays Capital Short Term
      Municipal Bond Fund ........................          1,875         45,637
                                                                    ------------
                                                                         154,251
                                                                    ------------
REAL ESTATE -- 6.4%
   iShares Dow Jones US Real Estate Index Fund ...          1,488         76,915
                                                                    ------------
SHORT GOVERNMENT -- 4.4%
   iShares Barclays Short Treasury Bond Fund .....            488         53,778
                                                                    ------------
SPECIALTY FINANCIAL -- 4.3%
   PowerShares Financial Preferred Portfolio .....          2,996         51,771
                                                                    ------------
ULTRASHORT BOND -- 4.5%
   SPDR Barclays Capital 1-3 Month T-Bill ........          1,189         54,516
                                                                    ------------
   TOTAL EXCHANGE TRADED FUNDS
      (Cost $1,182,364) ..........................                     1,204,033
                                                                    ------------
SHORT-TERM INVESTMENT -- 0.4%
   Fidelity Money Management Fund, Institutional
      Class, 0.280% (A) (Cost $5,322) ............          5,322          5,322
                                                                    ------------
   TOTAL INVESTMENTS -- 100.3%
      (Cost $1,187,686) ..........................                  $  1,209,355
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $1,205,615.

(A)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2010.

S&P  STANDARD & POOR'S
SPDR STANDARD & POOR'S DEPOSITARY RECEIPTS
VIX  VOLATILITY INDEX
VRDO VARIABLE RATE DEMAND OBLIGATION

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                     SMARTGROWTH(R)
                                                       LIPPER(TM) OPTIMAL
                                                       MODERATE INDEX FUND
                                                       JULY 31, 2010 (UNAUDITED)

SECTOR WEIGHTINGS+:

                                   (BAR CHART)

Long Government              32.5%
Miscellaneous                20.7%
Communications               11.7%
Large Blend                  10.0%
Real Estate                   9.7%
Intermediate-Term Bond        3.9%
Specialty Financial           3.3%
Municipal National Short      3.0%
Ultrashort Bond               1.5%
Short Government              1.4%
Industrials                   1.3%
Diversified Emerging Marke    1.0%

+    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS

SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS -- 99.8%

                                                        SHARES          VALUE
                                                     ------------   ------------
COMMUNICATIONS -- 11.7%
   Powershares Dynamic Media Portfolio ...........         81,395   $    986,507
                                                                    ------------
DIVERSIFIED EMERGING MARKETS -- 1.0%
   Market Vectors Vietnam Fund ...................          3,430         86,059
                                                                    ------------
INDUSTRIALS -- 1.2%
   iShares S&P Global Industrials Index Fund .....          2,279        105,586
                                                                    ------------
INTERMEDIATE-TERM BOND -- 3.9%
   SPDR Barclays Capital Aggregate Bond Fund .....          5,780        330,443
                                                                    ------------
LARGE BLEND -- 10.0%
   ProShares Ultra Industrials Fund ..............         24,904        845,404
                                                                    ------------
LONG GOVERNMENT -- 32.4%
   iShares Barclays 20+ Year Treasury Bond Fund ..         16,497      1,657,619
   iShares Barclays 7-10 Year Treasury Bond
      Fund .......................................         11,191      1,077,805
                                                                    ------------
                                                                       2,735,424
                                                                    ------------
MISCELLANEOUS -- 20.7%
   iPath S&P 500 VIX Mid-Term Futures Note .......         20,399      1,742,279
                                                                    ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                     SMARTGROWTH(R)
                                                       LIPPER(TM) OPTIMAL
                                                       MODERATE INDEX FUND
                                                       JULY 31, 2010 (UNAUDITED)

EXCHANGE TRADED FUNDS -- (CONTINUED)

                                                        SHARES          VALUE
                                                     ------------   ------------
MUNICIPAL NATIONAL SHORT -- 3.0%
   iShares S&P Short-Term National Municipal
      Bond Fund ..................................          1,324   $    140,318
   Powershares VRDO Tax Free Weekly Portfolio ....          4,550        113,704
                                                                    ------------
                                                                         254,022
                                                                    ------------
REAL ESTATE -- 9.7%
   iShares Dow Jones US Real Estate Index Fund ...         15,821        817,787
                                                                    ------------
SHORT GOVERNMENT -- 1.4%
   iShares Barclays Short Treasury Bond Fund .....          1,048        115,490
                                                                    ------------
SPECIALTY FINANCIAL -- 3.3%
   PowerShares Financial Preferred Portfolio .....         15,958        275,754
                                                                    ------------
ULTRASHORT BOND -- 1.5%
   SPDR Barclays Capital 1-3 Month T-Bill ........          2,697        123,657
                                                                    ------------
   TOTAL EXCHANGE TRADED FUNDS
      (Cost $8,336,953) ..........................                     8,418,412
                                                                    ------------
   TOTAL INVESTMENTS -- 99.8%
      (Cost $8,336,953) ..........................                  $  8,418,412
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $8,432,672.

S&P  STANDARD & POOR'S
SPDR STANDARD & POOR'S DEPOSITARY RECEIPTS
VIX  VOLATILITY INDEX
VRDO VARIABLE RATE DEMAND OBLIGATION

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                    SMARTGROWTH(R)
                                                      LIPPER(TM) OPTIMAL
                                                      GROWTH INDEX FUND
                                                      JULY 31, 2010 (UNAUDITED)

SECTOR WEIGHTINGS+:

                                   (BAR CHART)

Miscellaneous    41.8%
Large Blend      25.4%
Long Government  21.8%
Real Estate      11.0%

+    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS

SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS -- 99.8%

                                                        SHARES          VALUE
                                                     ------------   ------------
LARGE BLEND -- 25.4%
   ProShares Ultra Industrials Fund ..............         57,835   $  1,963,296
                                                                    ------------
LONG GOVERNMENT -- 21.7%
   iShares Barclays 20+ Year Treasury Bond Fund ..         16,729      1,680,930
                                                                    ------------
MISCELLANEOUS -- 41.7%
   iPath S&P 500 VIX Mid-Term Futures Note .......         37,734      3,222,861
                                                                    ------------
REAL ESTATE -- 11.0%
   iShares Dow Jones US Real Estate Index Fund ...         16,399        847,664
                                                                    ------------
   TOTAL EXCHANGE TRADED FUNDS
      (Cost $7,834,363) ..........................                     7,714,751
                                                                    ------------
   TOTAL INVESTMENTS -- 99.8%
      (Cost $7,834,363) ..........................                  $  7,714,751
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $7,730,528.

S&P  STANDARD & POOR'S
VIX  VOLATILITY INDEX

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS
                                                            JULY 31, 2010
                                                            (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

                                                      SMARTGROWTH(R)  SMARTGROWTH(R)  SMARTGROWTH(R)
                                                        LIPPER(TM)      LIPPER(TM)       LIPPER(TM)
                                                         OPTIMAL          OPTIMAL         OPTIMAL
                                                      CONSERVATIVE       MODERATE        GROWTH
                                                        INDEX FUND      INDEX FUND      INDEX FUND
                                                      -------------   -------------   -------------
ASSETS
   Investments at Value (Cost $1,187,686,
      $8,336,953 and $7,834,363, respectively) ....    $1,209,355      $ 8,418,412     $ 7,714,751
   Prepaid Expenses ...............................         9,991           11,036          11,751
   Receivable from Investment Adviser .............         7,170           16,501          19,760
   Receivable for Capital Shares Sold .............           155              235           1,109
   Dividends Receivable ...........................             1               11               5
   Receivable for Investment Securities Sold ......            --           87,419         137,988
                                                       ----------      -----------     -----------
      Total Assets ................................     1,226,672        8,533,614       7,885,364
                                                       ----------      -----------     -----------
LIABILITIES
   Payable for Shareholder Servicing Fees .........         1,472            1,106           2,425
   Payable due to Administrator ...................         1,430           10,027          11,475
   Payable due to Distributor .....................           245            1,286           1,901
   Chief Compliance Officer Fees Payable ..........           189            1,681           2,052
   Payable due to Trustees ........................           173            1,597           1,868
   Payable to Custodian ...........................            --           20,001          82,095
   Payable for Investment Securities Purchased ....            --           24,945          17,820
   Payable for Capital Shares Redeemed ............            --            7,396           4,804
   Other Accrued Expenses .........................        17,548           32,903          30,396
                                                       ----------      -----------     -----------
      Total Liabilities ...........................        21,057          100,942         154,836
                                                       ----------      -----------     -----------
   NET ASSETS .....................................    $1,205,615      $ 8,432,672     $ 7,730,528
                                                       ==========      ===========     ===========
NET ASSETS CONSIST OF:
   Paid-in-Capital ................................    $1,337,995      $ 9,533,378     $13,274,990
   Accumulated Net Investment Loss/Distributions
      in Excess of Net Investment Income ..........        (7,702)         (51,163)        (40,517)
   Accumulated Net Realized Loss on Investments ...      (146,347)      (1,131,002)     (5,384,333)
   Net Unrealized Appreciation
      (Depreciation) on Investments ...............        21,669           81,459        (119,612)
                                                       ----------      -----------     -----------
   NET ASSETS .....................................    $1,205,615      $ 8,432,672     $ 7,730,528
                                                       ==========      ===========     ===========
CLASS A SHARES:
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) ...       148,983        1,045,276       1,115,462
                                                       ==========      ===========     ===========
   Net Asset Value and Redemption Price
      Per Share ...................................    $     8.09      $      8.07     $      6.93
                                                       ==========      ===========     ===========
   Maximum Offering Price per Share
      (net asset value / 95.25%) ..................    $     8.49      $      8.47     $      7.28
                                                       ==========      ===========     ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                      SMARTGROWTH(R) FUNDS
                                                        FOR THE SIX MONTHS ENDED
                                                        JULY 31, 2010
                                                        (UNAUDITED)

STATEMENTS OF OPERATIONS


                                                      SMARTGROWTH(R)  SMARTGROWTH(R)  SMARTGROWTH(R)
                                                        LIPPER(TM)      LIPPER(TM)      LIPPER(TM)
                                                         OPTIMAL         OPTIMAL          OPTIMAL
                                                      CONSERVATIVE       MODERATE         GROWTH
                                                        INDEX FUND      INDEX FUND      INDEX FUND
                                                      -------------   -------------   -------------
INVESTMENT INCOME:
Dividends from Investment Company Shares ..........     $  9,823        $  90,505      $ 144,068
Dividend Income ...................................            8               30             58
                                                        --------        ---------      ---------
TOTAL INVESTMENT INCOME: ..........................        9,831           90,535        144,126
                                                        --------        ---------      ---------
EXPENSES:
Administration Fees ...............................        7,574           55,825         70,491
Investment Advisory Fees ..........................        3,111           22,987         29,084
Distribution Fees .................................        1,555           11,494         14,542
Shareholder Servicing Fees ........................        1,450           11,494         14,542
Trustees' Fees ....................................          652            5,338          6,526
Chief Compliance Officer Fees .....................          406            3,327          4,066
Transfer Agent Fees ...............................       14,877           25,573         28,271
Audit Fees ........................................        9,565            9,646          9,668
Registration Fees .................................        7,396            8,211          8,652
Custodian Fees ....................................        2,325            6,891          3,863
Legal Fees ........................................        1,288           10,668         12,839
Printing Fees .....................................        1,197            9,373         11,651
Other Expenses ....................................          774            4,090          5,972
                                                        --------        ---------      ---------
TOTAL EXPENSES ....................................       52,170          184,917        220,167
Less:
Waiver of Investment Advisory Fees ................       (3,111)         (22,987)       (29,084)
Reimbursement by Investment Advisor ...............      (39,726)         (92,968)      (103,830)
                                                        --------        ---------      ---------
NET EXPENSES ......................................        9,333           68,962         87,253
                                                        --------        ---------      ---------
NET INVESTMENT INCOME .............................          498           21,573         56,873
                                                        --------        ---------      ---------
NET REALIZED LOSS ON INVESTMENTS ..................      (56,198)        (389,855)      (788,507)
NET CHANGE IN UNREALIZED APPRECIATION
   ON INVESTMENTS .................................       50,688          258,133        235,367
                                                        --------        ---------      ---------
NET REALIZED AND UNREALIZED
   LOSS ON INVESTMENTS ............................       (5,510)        (131,722)      (553,140)
                                                        --------        ---------      ---------
DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ......................     $ (5,012)       $(110,149)     $(496,267)
                                                        ========        =========      =========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            SMARTGROWTH(R)
                                                              LIPPER(TM) OPTIMAL
                                                              CONSERVATIVE
                                                              INDEX FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   SIX MONTHS
                                                                      ENDED        YEAR
                                                                     JULY 31,     ENDED
                                                                       2010     JANUARY 31,
                                                                   (UNAUDITED)     2010
                                                                   ----------   -----------
OPERATIONS:
   Net Investment Income .......................................   $      498   $      222
   Net Realized Gain (Loss) on Investments .....................      (56,198)       9,888
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments ............................       50,688       (8,692)
                                                                   ----------   ----------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS ..........................................       (5,012)       1,418
                                                                   ----------   ----------
DIVIDENDS AND DISTRIBUTIONS:
   Dividends from Net Investment Income ........................       (1,281)      (7,022)
                                                                   ----------   ----------
      TOTAL DIVIDENDS AND DISTRIBUTIONS ........................       (1,281)      (7,022)
                                                                   ----------   ----------
CAPITAL SHARE TRANSACTIONS:
   Issued ......................................................       93,794      984,454
   Reinvestment of Distributions ...............................          832        4,438
   Redeemed ....................................................     (184,233)    (265,277)
                                                                   ----------   ----------
   NET INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS .....      (89,607)     723,615
                                                                   ----------   ----------
      TOTAL INCREASE (DECREASE) IN NET ASSETS ..................      (95,900)     718,011
                                                                   ----------   ----------
NET ASSETS:
   Beginning of Period .........................................    1,301,515      583,504
                                                                   ----------   ----------
   End of Period ...............................................   $1,205,615   $1,301,515
                                                                   ==========   ==========
   Distributions in Excess of Net Investment Income ............   $   (7,702)  $   (6,919)
                                                                   ==========   ==========
SHARE TRANSACTIONS:
   Issued ......................................................       11,452      120,749
   Reinvestment of Distributions ...............................          103          546
   Redeemed ....................................................      (22,473)     (32,597)
                                                                   ----------   ----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
   FROM SHARE TRANSACTIONS .....................................      (10,918)      88,698
                                                                   ==========   ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            SMARTGROWTH(R)
                                                              LIPPER(TM) OPTIMAL
                                                              MODERATE INDEX
                                                              FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  SIX MONTHS
                                                                    ENDED          YEAR
                                                                   JULY 31,       ENDED
                                                                     2010      JANUARY 31,
                                                                 (UNAUDITED)       2010
                                                                 -----------   -----------
OPERATIONS:
   Net Investment Income .....................................   $    21,573   $    23,423
   Net Realized Gain (Loss) on Investments ...................      (389,855)      147,255
   Net Change in Unrealized Appreciation on Investments ......       258,133       175,569
                                                                 -----------   -----------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      OPERATIONS .............................................      (110,149)      346,247
                                                                 -----------   -----------
DIVIDENDS AND DISTRIBUTIONS:
   Dividends from Net Investment Income ......................            --       (42,118)
   Return of Capital .........................................            --          (149)
                                                                 -----------   -----------
      TOTAL DIVIDENDS AND DISTRIBUTIONS ......................            --       (42,267)
                                                                 -----------   -----------
CAPITAL SHARE TRANSACTIONS:
   Issued ....................................................       528,256    10,710,273
   Reinvestment of Distributions .............................            --        38,531
   Redemption Fees ...........................................            --           101
   Redeemed ..................................................    (1,912,937)   (7,409,654)
                                                                 -----------   -----------
   NET INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS ...    (1,384,681)    3,339,251
                                                                 -----------   -----------
      TOTAL INCREASE (DECREASE) IN NET ASSETS ................    (1,494,830)    3,643,231
                                                                 -----------   -----------
NET ASSETS:
   Beginning of Period .......................................     9,927,502     6,284,271
                                                                 -----------   -----------
   End of Period .............................................   $ 8,432,672   $ 9,927,502
                                                                 ===========   ===========
   Accumulated Net Investment Loss/Distributions
       in Excess of Net Investment Income ....................   $   (51,163)  $   (72,736)
                                                                 ===========   ===========
SHARE TRANSACTIONS:
   Issued ....................................................        63,401     1,330,058
   Reinvestment of Distributions .............................            --         4,757
   Redeemed ..................................................      (229,421)     (901,560)
                                                                 -----------   -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING FROM SHARE
   TRANSACTIONS ..............................................      (166,020)      433,255
                                                                 ===========   ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            SMARTGROWTH(R)
                                                              LIPPER(TM) OPTIMAL
                                                              GROWTH INDEX
                                                              FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  SIX MONTHS
                                                                    ENDED          YEAR
                                                                   JULY 31,       ENDED
                                                                     2010      JANUARY 31,
                                                                 (UNAUDITED)       2010
                                                                 -----------   -----------
OPERATIONS:
   Net Investment Income .....................................   $    56,873   $    71,443
   Net Realized Gain (Loss) on Investments ...................      (788,507)      207,175
   Net Change in Unrealized Appreciation on Investments ......       235,367       778,201
                                                                 -----------   -----------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      OPERATIONS .............................................      (496,267)    1,056,819
                                                                 -----------   -----------
DIVIDENDS AND DISTRIBUTIONS:
   Dividends from Net Investment Income ......................            --      (255,723)
   Return of Capital .........................................            --          (187)
                                                                 -----------   -----------
      TOTAL DIVIDENDS AND DISTRIBUTIONS ......................            --      (255,910)
                                                                 -----------   -----------
CAPITAL SHARE TRANSACTIONS:
   Issued ....................................................     1,098,691     4,003,534
   Reinvestment of Distributions .............................            --       244,114
   Redeemed ..................................................    (5,636,216)   (4,948,571)
                                                                 -----------   -----------
   NET DECREASE FROM CAPITAL SHARE TRANSACTIONS ..............    (4,537,525)     (700,923)
                                                                 -----------   -----------
      TOTAL INCREASE (DECREASE) IN NET ASSETS ................    (5,033,792)       99,986
                                                                 -----------   -----------
NET ASSETS:
   Beginning of Period .......................................    12,764,320    12,664,334
                                                                 -----------   -----------
   End of Period .............................................   $ 7,730,528   $12,764,320
                                                                 ===========   ===========
   Accumulated Net Investment Loss/Distributions in Excess of
      Net Investment Income ..................................   $   (40,517)  $   (97,390)
                                                                 ===========   ===========
SHARE TRANSACTIONS:
   Issued ....................................................       144,941       577,158
   Reinvestment of Distributions .............................            --        34,577
   Redeemed ..................................................      (784,362)     (689,248)
                                                                 -----------   -----------
NET DECREASE IN SHARES OUTSTANDING FROM SHARE TRANSACTIONS ...      (639,421)      (77,513)
                                                                 ===========   ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            SMARTGROWTH(R)
                                                              LIPPER(TM) OPTIMAL
                                                              CONSERVATIVE
                                                              INDEX FUND
FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                  CLASS A SHARES
                                              -----------------------------------------------------
                                               SIX MONTHS
                                                 ENDED          YEAR          YEAR         PERIOD
                                                JULY 31,       ENDED         ENDED         ENDED
                                                  2010      JANUARY 31,   JANUARY 31,   JANUARY 31,
                                              (UNAUDITED)       2010          2009         2008(1)
                                              -----------   -----------   -----------   -----------
Net Asset Value, Beginning of Period ......      $ 8.14        $ 8.19       $ 10.35        $10.00
                                                 ------        ------       -------        ------
Income (Loss) from Operations:
   Net Investment Income(2) ...............          --++          --++        0.09          0.07
   Net Realized and Unrealized
      Gain (Loss) on Investments ..........       (0.04)           --++       (1.31)         0.35
                                                 ------        ------       -------        ------
Total from Operations .....................       (0.04)           --         (1.22)         0.42
                                                 ------        ------       -------        ------
Dividends and Distributions:
   Net Investment Income ..................       (0.01)        (0.05)        (0.09)(3)     (0.06)
   Net Realized Gains .....................          --            --         (0.85)(3)     (0.01)
                                                 ------        ------       -------        ------
Total Dividends and Distributions .........       (0.01)        (0.05)        (0.94)        (0.07)
                                                 ------        ------       -------        ------
Net Asset Value, End of Period ............      $ 8.09        $ 8.14       $  8.19        $10.35
                                                 ======        ======       =======        ======
TOTAL RETURN+ .............................       (0.51)%       (0.05)%      (12.22)%        4.20%
                                                 ======        ======       =======        ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .....      $1,206        $1,302       $   584        $  389
Ratio of Expenses to Average Net Assets ...        1.50%*        1.50%         1.50%         1.50%*
Ratio of Expenses to Average
   Net Assets (excluding waivers and
   reimbursements) ........................        8.38%*        8.54%        16.87%        52.47%*
Ratio of Net Investment Income to Average
   Net Assets .............................        0.08%*        0.02%         0.88%         1.10%*
Portfolio Turnover Rate ...................         155%**        381%          411%          260%**

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN EXCLUDES APPLICABLE SALES CHARGES.

++   AMOUNT SHOWN REPRESENTS LESS THAN $ 0.01.

*    ANNUALIZED

**   NOT ANNUALIZED

(1)  COMMENCED OPERATIONS ON JUNE 1, 2007.

(2)  PER SHARE DATA CALCULATED USING AVERAGE SHARES METHOD.

(3) CERTAIN DISTRIBUTIONS FROM NET INVESTMENT INCOME, FOR THE YEAR ENDED JANUARY 31, 2009, FOR FEDERAL INCOME TAX PURPOSES HAVE BEEN RECLASSIFIED TO DISTRIBUTIONS FROM REALIZED GAINS FOR FINANCIAL REPORTING PURPOSES.

AMOUNTS DESIGNATED AS "___" ARE $0 OR HAVE BEEN ROUND TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            SMARTGROWTH(R)
                                                              LIPPER(TM) OPTIMAL
                                                              MODERATE INDEX
                                                              FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                              CLASS A SHARES
                                           ---------------------------------------------------
                                           SIX MONTHS
                                              ENDED        YEAR         YEAR         PERIOD
                                             JULY 31,     ENDED         ENDED        ENDED
                                               2010     JANUARY 31,   JANUARY 31,  JANUARY 31,
                                           (UNAUDITED)     2010          2009        2008(1)
                                           ----------   -----------   ----------   -----------
Net Asset Value, Beginning of Period ...    $ 8.20        $ 8.08      $ 10.43        $10.00
                                            ------        ------      -------        ------
Income (Loss) from Operations:
   Net Investment Income(2) ............      0.02          0.02         0.06          0.04
   Net Realized and Unrealized
      Gain (Loss) on Investments .......     (0.15)         0.13        (1.53)         0.48
                                            ------        ------      -------        ------
Total from Operations ..................     (0.13)         0.15        (1.47)         0.52
                                            ------        ------      -------        ------
Redemption Fees ........................        --            --++         --++          --
                                            ------        ------      -------        ------
Dividends and Distributions:
   Net Investment Income ...............        --         (0.03)       (0.06)(3)     (0.04)
   Net Realized Gains ..................        --            --        (0.82)(3)     (0.05)
   Return of Capital ...................        --            --++         --            --
                                            ------        ------      -------        ------
Total Dividends and Distributions ......        --         (0.03)       (0.88)        (0.09)
                                            ------        ------      -------        ------
Net Asset Value, End of Period .........    $ 8.07        $ 8.20      $  8.08        $10.43
                                            ======        ======      =======        ======
TOTAL RETURN+ ..........................     (1.59)%        1.82%      (14.56)%        5.22%
                                            ======        ======      =======        ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ..    $8,433        $9,928      $ 6,284        $2,633
Ratio of Expenses to Average
   Net Assets ..........................      1.50%*        1.50%        1.50%         1.50%*
Ratio of Expenses to Average
   Net Assets (excluding waivers and
   reimbursements) .....................      4.02%*        3.26%        5.59%        16.52%*
Ratio of Net Investment Income
   to Average Net Assets ...............      0.47%*        0.21%        0.60%         0.57%*
Portfolio Turnover Rate ................       166%**        444%         396%          256%**

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN EXCLUDES APPLICABLE SALES CHARGES.

++   AMOUNT SHOWN REPRESENTS LESS THAN $0.01.

*    ANNUALIZED

**   NOT ANNUALIZED

(1)  COMMENCED OPERATIONS ON JUNE 1, 2007.

(2)  PER SHARE DATA CALCULATED USING AVERAGE SHARES METHOD.

(3) CERTAIN DISTRIBUTIONS FROM NET INVESTMENT INCOME, FOR THE YEAR ENDED JANUARY 31, 2009, FOR FEDERAL INCOME TAX PURPOSES HAVE BEEN RECLASSIFIED TO DISTRIBUTIONS FROM REALIZED GAINS FOR FINANCIAL REPORTING PURPOSES.

AMOUNTS DESIGNATED AS "___" ARE $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            SMARTGROWTH(R)
                                                              LIPPER(TM) OPTIMAL
                                                              GROWTH INDEX
                                                              FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                             CLASS A SHARES
                                                          ----------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED        YEAR           YEAR        PERIOD
                                                           JULY 31,       ENDED         ENDED        ENDED
                                                             2010      JANUARY 31,   JANUARY 31,   JANUARY 31,
                                                          (UNAUDITED)     2010          2009         2008(1)
                                                          ----------   -----------   -----------   -----------
Net Asset Value, Beginning of Period ..................    $ 7.27       $  6.91      $ 10.91        $10.00
                                                           ------       -------      -------        ------
Income (Loss) from Operations:
   Net Investment Income (Loss)(2) ....................      0.04          0.04         0.02         (0.03)
   Net Realized and Unrealized Gain (Loss) on
      Investments .....................................     (0.38)         0.45        (2.71)         1.06
                                                           ------       -------      -------        ------
Total from Operations .................................     (0.34)         0.49        (2.69)         1.03
                                                           ------       -------      -------        ------
Redemption Fees .......................................        --            --           --++          --
                                                           ------       -------      -------        ------
Dividends and Distributions:
   Net Investment Income ..............................        --         (0.13)       (0.03)(3)        --
   Net Realized Gains .................................        --            --        (1.28)(3)     (0.12)
   Return of Capital ..................................        --            --++         --            --
                                                           ------       -------      -------        ------
Total Dividends and Distributions .....................        --         (0.13)       (1.31)        (0.12)
                                                           ------       -------      -------        ------
Net Asset Value, End of Period ........................    $ 6.93       $  7.27      $  6.91        $10.91
                                                           ======       =======      =======        ======
TOTAL RETURN+ .........................................     (4.68)%        7.14%      (25.83)%       10.33%
                                                           ======       =======      =======        ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .................    $7,731       $12,764      $12,664        $6,892
Ratio of Expenses to Average Net Assets ...............      1.50%*        1.50%        1.50%         1.50%*
Ratio of Expenses to Average
   Net Assets (excluding waivers and reimbursements) ..      3.78%*        3.11%        4.17%        14.23%*
Ratio of Net Investment Income (Loss)
   to Average Net Assets ..............................      0.98%*        0.50%        0.21%        (0.36)%*
Portfolio Turnover Rate ...............................       183%**        433%         433%          225%**

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIOD.

     RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN EXCLUDES APPLICABLE SALES CHARGES.

++   AMOUNT SHOWN REPRESENTS LESS THAN $0.01.

*    ANNUALIZED

**   NOT ANNUALIZED

(1)  COMMENCED OPERATIONS ON JUNE 1, 2007.

(2)  PER SHARE DATA CALCULATED USING AVERAGE SHARES METHOD.

(3) CERTAIN DISTRIBUTIONS FROM NET INVESTMENT INCOME, FOR THE YEAR ENDED JANUARY 31, 2009, FOR FEDERAL INCOME TAX PURPOSES HAVE BEEN RECLASSIFIED TO DISTRIBUTIONS FROM REALIZED GAINS FOR FINANCIAL REPORTING PURPOSES.

AMOUNTS DESIGNATED AS "___" ARE $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with twenty-eight funds. The financial statements herein are those of the SmartGrowth(R) Lipper(TM) Optimal Conservative Index Fund, a diversified fund, the SmartGrowth(R) Lipper(TM) Optimal Moderate Index Fund, a diversified fund, and the SmartGrowth(R) Lipper(TM) Optimal Growth Index Fund, a diversified fund (each, a "Fund," and collectively, the "Funds"). The financial statements of the remaining funds are presented separately. The investment objective of the SmartGrowth(R) Lipper(TM) Optimal Conservative Index Fund is to track the performance of the Lipper(TM) Optimal Conservative Index. The investment objective of the SmartGrowth(R) Lipper(TM) Optimal Moderate Index Fund is to track the performance of the Lipper(TM) Optimal Moderate Index. The investment objective of the SmartGrowth(R) Lipper(TM) Optimal Growth Index Fund is to track the performance of the Lipper(TM) Optimal Growth Index. The Trust is registered to offer Class A Shares and Institutional Class Shares of all Funds. As of July 31, 2010, the Institutional Class Shares of the SmartGrowth Funds had not yet commenced operations. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund of the Trust in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

     (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2010, there were no fair valued securities.

     In accordance with the authoritative guidance on fair value measurements and disclosure under accounting principles generally accepted in the United States of America, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or abilities

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

     (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

          - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

          - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

          - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

          Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

          For the six months ended July 31, 2010, there have been no significant changes to the Trust's fair valuation methodology.

          As of July 31, 2010, all of the investments in each of the Funds' are Level 1. There were no significant transfers between Level 1 and Level 2 during the period. For details of investment classifications, reference each Fund's respective Schedule of Investments.

     FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

     The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

     adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identifications. Dividend income is recognized on the ex-dividend date.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets. In addition to the expenses reflected on the statements of operations, the Funds indirectly bear the investment advisory fees and other expenses of the exchange traded funds (ETFs) in which they invest. Because each of the ETFs has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid annually by the Funds. Any net realized capital gains are distributed to shareholders at least annually. All distributions are recorded on ex-dividend date.

     REDEMPTION FEES -- The Funds retain a redemption fee of 2.00% on redemptions of capital shares held for less than 7 days. Redemption Fees are included in capital share transactions on the Statement of Changes in Net Assets. For the six-months ended July 31, 2010, there were no redemption fees retained by the Funds.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers and the trustee are paid no fees by the Trust for serving as officers and trustee of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

advisers and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds at an annual rate of:

     0.10% on the first $500 million of the Funds' average daily net assets;

     0.08% between $500 million and $2 billion of the Funds' average daily net assets; and

     0.06% on the Fund's average daily net assets over $2 billion.

The Funds are subject to a minimum annual administration fee of $90,000 per fund.

The Trust and Distributor are parties to a Distribution Plan dated May 31, 2000, amended and restated on November 16, 2004. The Funds have adopted the Distribution Plan (the "Plan") for Class A Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Funds' average net assets attributable to Class A Shares as compensation for distribution services.

Effective May 31, 2009, the Funds adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder servicing services in an amount not to exceed 0.25% based on the average daily net assets of the Class A Share.

UMB Fund Services, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, Hennion & Walsh Asset Management, Inc. (the "Adviser"), provides investment advisory services to the Funds at a fee, which is calculated daily and paid monthly at an annual rate of 0.50% of each Fund's average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

net operating expenses (excluding interest, taxes, Acquired Fund Fees and Expenses, brokerage commissions and extraordinary expenses) from exceeding 1.50% of each Fund's Class A Shares' average daily net assets until May 31, 2011. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to return the difference between the Total Annual Fund Operating Expenses and 1.50% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. At July 31, 2010, the amount the Adviser may seek reimbursement of previously waived fees and reimbursed expenses for the Funds was $277,276, $610,220, and $877,310 for the SmartGrowth(R) Lipper(TM) Optimal Conservative Index Fund, the SmartGrowth(R) Lipper(TM) Optimal Moderate Index Fund and the SmartGrowth(R) Lipper(TM) Optimal Growth Index Fund, respectively.

The Adviser has entered into a licensing agreement with Lipper(TM) to obtain the right to offer shares of a registered investment company that pursues an investment program that seeks to track certain Lipper(TM) Indices and to obtain information and assistance from Lipper(TM) to facilitate the operations of the Funds. Fees payable to Lipper(TM) under this agreement are paid by the Adviser and not by the Funds.

6. INVESTMENT TRANSACTIONS:

For the six months ended July 31, 2010, the purchases and sales of investment securities other than long-term U.S. Government and short-term investments were:

                                                              PURCHASES       SALES
                                                            ------------   -----------
SmartGrowth(R) Lipper(TM) Optimal Conservative Index Fund    $ 1,946,362   $ 2,047,840
SmartGrowth(R) Lipper(TM) Optimal Moderate Index Fund         15,364,997    16,756,184
SmartGrowth(R) Lipper(TM) Optimal Growth Index Fund           20,920,284    25,406,203

There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Each of the Funds has a tax year that ends on December 31. The following tax disclosure is representative as of December 31, 2009, except for the tax character of distributions and federal tax cost and aggregate tax gross unrealized appreciation and depreciation on investments. Permanent book and tax differences resulted in the following reclassifications. These differences are due to reclass of distributions and investments in partnerships and grantor trust securities. These reclassifications had no impact on the net assets or net asset value of the Funds.

                                                 UNDISTRIBUTED   ACCUMULATED
                                      PAID-IN   NET INVESTMENT  NET REALIZED
                                      CAPITAL    INCOME/(LOSS)   GAIN/(LOSS)
                                     --------   -------------   ------------
SmartGrowth(R) Lipper(TM) Optimal
   Conservative Index Fund           $     --     $  (7,600)      $  7,600
SmartGrowth(R) Lipper(TM) Optimal
   Moderate Index Fund                (15,540)      (95,872)       111,412
SmartGrowth(R) Lipper(TM) Optimal
   Growth Index Fund                  (14,364)     (159,088)       173,452


The tax character of dividends and distributions paid during the last two fiscal years were as follows:

                                                  LONG-TERM
                                      ORDINARY      CAPITAL   RETURN OF
                                       INCOME        GAIN      CAPITAL       TOTAL
                                     ----------   ---------   ---------   ----------
SmartGrowth(R) Lipper(TM) Optimal
   Conservative Index Fund
   2010                              $    7,022    $    --      $ --      $    7,022
   2009                                  58,810      1,353        --          60,163
SmartGrowth(R) Lipper(TM) Optimal
   Moderate Index Fund
   2010                              $   42,118    $    --      $149      $   42,267
   2009                                 599,323     12,617        --         611,940
SmartGrowth(R) Lipper(TM) Optimal
   Growth Index Fund
   2010                              $  255,723    $    --      $187      $  255,910
   2009                               1,891,106     29,185        --       1,920,291


THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

                                 SMARTGROWTH(R)       SMARTGROWTH(R)       SMARTGROWTH(R)
                               LIPPER(TM) OPTIMAL   LIPPER(TM) OPTIMAL   LIPPER(TM) OPTIMAL
                                  CONSERVATIVE           MODERATE              GROWTH
                                   INDEX FUND           INDEX FUND           INDEX FUND
                               ------------------   ------------------   ------------------
Undistributed Ordinary
   Income                           $   1,344          $        --          $        --
Capital Loss Carryforwards           (135,102)          (1,256,222)          (5,509,041)
Post October Losses                    (4,492)             (45,885)             (11,588)
Net Unrealized Appreciation            22,409              442,288              724,111
Other Temporary Differences                --                   --                   --
                                    ---------          -----------          -----------
Total Distributable Earnings        $(115,841)         $  (859,819)         $(4,796,518)

Post-October losses represent losses realized on investment transactions from November 1, 2009 through December 31, 2009 that, in accordance with Federal income tax regulations, the Funds may differ and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains. As of December 31, 2009, the Funds had the following capital loss carryforwards:

                                       YEARS
                                     EXPIRING     AMOUNTS
                                     --------   ----------
SmartGrowth(R) Lipper(TM) Optimal
   Conservative Index Fund             2017     $  101,131
                                       2016         33,971
                                                ----------
                                                $  135,102
                                                ==========
SmartGrowth(R) Lipper(TM) Optimal
   Moderate Index Fund                 2017     $  987,076
                                       2016        269,146
                                                ----------
                                                $1,256,222
                                                ==========
SmartGrowth(R) Lipper(TM) Optimal
   Growth Index Fund                   2017     $2,645,698
                                       2016      2,863,343
                                                ----------
                                                $5,509,041
                                                ==========

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at July 31, 2010 were as follows:

                                                                      NET UNREALIZED
                               FEDERAL    APPRECIATED   DEPRECIATED    APPRECIATION/
SMARTGROWTH(R) FUNDS          TAX COST     SECURITIES    SECURITIES   (DEPRECIATION)
--------------------------   ----------   -----------   -----------   --------------
SmartGrowth(R)
   Lipper(TM) Optimal
   Conservative Index Fund   $1,188,261     $ 48,978     $ (27,884)     $  21,094
SmartGrowth(R)
   Lipper(TM) Optimal
   Moderate Index Fund        8,336,955      413,125      (331,668)        81,457
SmartGrowth(R)
   Lipper(TM) Optimal
   Growth Index Fund          7,834,979      481,563      (601,791)      (120,228)

8. OTHER:

At July 31, 2010, the percentage of total shares outstanding held by shareholders for the SmartGrowth(R) Lipper(TM) Optimal Conservative Index Fund, the SmartGrowth(R) Lipper(TM) Optimal Moderate Index Fund and the SmartGrowth(R) Lipper(TM) Optimal Growth Index Fund, which were comprised of omnibus accounts that were held on behalf of several individual shareholders, was as follows:

                                                             NO. OF         %
                                                         SHAREHOLDERS   OWNERSHIP
                                                         ------------   ---------
SmartGrowth(R) Lipper(TM) Optimal Moderate Index Fund          2           29%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on the Trust's experience, the risk of loss from such claim is considered remote.

9. SUBSEQUENT EVENT:

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for fund management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of a mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways.

- ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees, which are described in the Prospectus. If this fee were applied to your account, your costs would be higher.

Note: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                         BEGINNING     ENDING                  EXPENSE
                          ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                           VALUE       VALUE       EXPENSE      DURING
                         02/01/10     07/31/10     RATIOS     PERIOD(1)
                         ---------   ---------   ----------   ---------
SMARTGROWTH(R) LIPPER(TM) OPTIMAL CONSERVATIVE INDEX FUND
ACTUAL FUND RETURN
CLASS A SHARES           $1,000.00   $  994.90      1.50%       $7.42
HYPOTHETICAL 5% RETURN
CLASS A SHARES            1,000.00    1,017.36      1.50         7.50
SMARTGROWTH(R) LIPPER(TM) OPTIMAL MODERATE INDEX FUND
ACTUAL FUND RETURN
CLASS A SHARES           $1,000.00   $  984.10      1.50%       $7.38
HYPOTHETICAL 5% RETURN
CLASS A SHARES            1,000.00    1,017.36      1.50         7.50
SMARTGROWTH(R) LIPPER(TM) OPTIMAL GROWTH INDEX FUND
ACTUAL FUND RETURN
CLASS A SHARES           $1,000.00   $  953.20      1.50%       $7.26
HYPOTHETICAL 5% RETURN
CLASS A SHARES            1,000.00    1,017.36      1.50         7.50

(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on May 18-19, 2010, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, a representative from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representative provided an overview of the Adviser, including its history, assets under management, key personnel, investment approach, investments in technology enhancements, risk management and best execution. The representative also discussed the indexes that the Funds tracked, including their composition and methodology. The representative noted that the Adviser had renewed its exclusive licensing agreement with the indexes'

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

provider for an additional two-year period. The representative also discussed each Fund's portfolio characteristics. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds' investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER

The Board was provided with information regarding each Fund's performance since the Advisory Agreement was last renewed, as well as information regarding each Fund's performance since its inception. This information included a comparison of each Fund's performance to its respective benchmark index and other mutual funds in its classification category over various periods of time.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

The Adviser provided information regarding and led a discussion of factors impacting the performance of each Fund over the past year, outlining current market conditions and explaining its expectations and strategies for the future. The Board noted that, although each Fund underperformed the broader market over various periods of time, each Fund's investment objective is to track the performance of its benchmark index, which is designed to maximize returns (which are not necessarily correlated to the returns of the broader market) given a certain degree (i.e., low, moderate or high) of volatility. Information furnished by the Adviser to the Board indicated that, although the Funds underperformed their benchmark indices over certain periods of time, the performance of each Fund relative to its benchmark index was generally favorable since its inception and during the most recent quarter and one year period. Based on this information, the Board concluded that it was satisfied with the investment results that the Adviser had been able to achieve for the Funds.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

In concluding that the advisory fees payable by the Funds were reasonable, the Trustees reviewed a report of the advisory fees paid by each Fund to the Adviser as well as the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratios and advisory fees paid by the Funds to those paid by other comparable mutual funds and noted that each Fund's total fees and expenses, after waivers, were within the range of the average fees and expenses incurred by other peer funds. The Board concluded that the advisory fees were the result of arm's length negotiations and appeared reasonable in light of the services rendered. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) agreed to renew the Advisory Agreement for another year.

                                      NOTES

                                      NOTES

                              SMARTGROWTH(R) FUNDS
                                  P.O. Box 2085
                            Milwaukee, WI 53201-2085
                                 1-888-465-5722

                               INVESTMENT ADVISER:
                     Hennion & Walsh Asset Management, Inc.
                         2001 Route 46, Waterview Plaza
                              Parsippany, NJ 07054

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                               Ernst & Young, LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

          This information must be preceded or accompanied by a current prospectus for the Funds described.

HWM-SA-001-0400

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Scheduled of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees during the period covered by this report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund II


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President

Date: October 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President

Date: October 8, 2010


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: October 8, 2010